Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Real Estate Leases [Member]
Lessee Lease Description [Line Items]
Lessee, operating lease, option to extend	Our real estate leases generally have terms of between 5 to 10 years and contain lease extension options that can vary from month-to-month extensions to up to 5 year extensions. We include extension options in our lease term if we are reasonably certain to exercise that option.
Lessee, operating lease, existence of option to extend	true
Real Estate Leases [Member] | Minimum
Lessee Lease Description [Line Items]
Lessee, operating lease, term of contract	5 years
Real Estate Leases [Member] | Maximum
Lessee Lease Description [Line Items]
Lessee, operating lease, term of contract	10 years
Lessee, operating lease, renewal term	5 years
Vehicle Leases [Member]
Lessee Lease Description [Line Items]
Lessee, operating lease, option to extend	Our vehicle leases generally have terms of between 3 to 5 years and contain lease extension options on a month-to-month basis. Our vehicle leases are generally not reasonably certain to be extended.
Lessee, operating lease, existence of option to extend	true
Vehicle Leases [Member] | Minimum
Lessee Lease Description [Line Items]
Lessee, operating lease, term of contract	3 years
Vehicle Leases [Member] | Maximum
Lessee Lease Description [Line Items]
Lessee, operating lease, term of contract	5 years